International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (99.8%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.7%)
Adevinta ASA - Class A *	Norway	96,500	1,118
Adevinta ASA - Class B *	Norway	238,299	2,755
Alphabet, Inc. - Class A *	United States	4,300	5,251
Rightmove PLC	United Kingdom	516,300	3,495
Safaricom, Ltd.	Kenya	12,141,400	3,215
Schibsted ASA - Class B	Norway	144,799	4,059

Total			19,893

Consumer Discretionary (9.7%)
Alibaba Group Holding, Ltd., ADR *	China	66,279	11,084
Autoliv, Inc.	United States	66,100	5,214
Denso Corp.	Japan	70,400	3,092
Informa PLC	United Kingdom	382,298	4,005
InterContinental Hotels Group PLC, ADR	United Kingdom	204,984	12,768
LVMH Moet Hennessy Louis Vuitton SE	France	37,400	14,865
Naspers, Ltd. - Class N	South Africa	38,700	5,865
Prosus NV *	Netherlands	41,800	3,068
USS Co., Ltd.	Japan	599,600	11,629

Total			71,590

Consumer Staples (8.0%)
Alimentation Couche-Tard, Inc. - Class B	Canada	137,000	4,198
BGF Retail Co., Ltd.	South Korea	15,924	2,623
Clicks Group, Ltd.	South Africa	347,852	4,938
Nestle SA	Switzerland	416,569	45,194
PriceSmart, Inc.	United States	29,300	2,083

Total			59,036

Energy (0.3%)
Pason Systems, Inc.	Canada	100,700	1,228
PrairieSky Royalty, Ltd.	Canada	102,400	1,428

Total			2,656

Financials (16.3%)
AIA Group, Ltd.	Hong Kong	2,382,688	22,511
B3 SA - Brasil, Bolsa, Balcao	Brazil	541,500	5,686
Berkshire Hathaway, Inc. - Class B *	United States	38,900	8,092
Deutsche Borse Aktiengesellschaft	Germany	54,800	8,565
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	276,300	8,108
Housing Development Finance Corp., Ltd.	India	329,663	9,197
Jyske Bank A/S *	Denmark	7,000	226
KBC Group NV	Belgium	52,132	3,388
London Stock Exchange Group PLC	United Kingdom	64,900	5,832
Marsh & McLennan Cos., Inc.	United States	109,723	10,978
Moody’s Corp.	United States	44,700	9,156
MSCI, Inc.	United States	42,400	9,232

Common Stocks (99.8%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Prudential PLC	United Kingdom	557,263	10,106
S&P Global, Inc.	United States	37,900	9,285

Total			120,362

Health Care (9.3%)
CSL, Ltd.	Australia	119,195	18,801
Hoya Corp.	Japan	152,500	12,438
ResMed, Inc.	United States	76,800	10,376
Roche Holding AG	Switzerland	92,852	27,022

Total			68,637

Industrials (22.5%)
ANDRITZ AG	Austria	46,254	1,891
Assa Abloy AB - Class B	Sweden	765,300	17,033
Atlas Copco AB - Class A	Sweden	334,200	10,293
Auckland International Airport, Ltd.	New Zealand	734,155	4,207
BAE Systems PLC	United Kingdom	462,800	3,244
Canadian National Railway Co.	Canada	34,500	3,098
Canadian Pacific Railway, Ltd.	Canada	21,500	4,778
East Japan Railway Co.	Japan	66,100	6,303
Edenred	France	155,700	7,472
Elis SA	France	96,094	1,699
Epiroc AB	Sweden	500,900	5,429
Experian PLC	Jersey	303,500	9,699
Fagerhult AB	Sweden	225,940	1,223
FANUC Corp.	Japan	42,000	7,901
Interpump Group SpA	Italy	142,400	4,501
Komatsu, Ltd.	Japan	146,500	3,353
Legrand SA	France	88,000	6,281
Loomis AB - Class B	Sweden	58,000	2,039
MISUMI Group, Inc.	Japan	370,200	8,707
MTU Aero Engines AG	Germany	39,500	10,496
Nabtesco Corp.	Japan	120,600	3,731
OSG Corp.	Japan	184,700	3,816
Prosegur Cia de Seguridad SA	Spain	728,200	2,838
Recruit Holdings Co., Ltd.	Japan	234,100	7,114
Safran SA	France	88,900	13,997
Schindler Holding AG	Switzerland	40,693	9,100
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,357
SHO-BOND Holdings Co., Ltd.	Japan	130,800	4,585

Total			166,185

Information Technology (22.6%)
Amadeus IT Group SA	Spain	217,000	15,544
ASML Holding NV	Netherlands	114,900	28,460
Azbil Corp.	Japan	204,600	5,467
Black Knight, Inc. *	United States	96,000	5,862
Keyence Corp.	Japan	35,700	22,089
Lam Research Corp.	United States	16,400	3,790
Mastercard, Inc. - Class A	United States	75,900	20,612
PayPal Holdings, Inc. *	United States	48,000	4,972

International Growth Portfolio

Common Stocks (99.8%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
SAP SE	Germany	225,519	26,517
Spectris PLC	United Kingdom	141,400	4,249
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,163,000	10,245
Visa, Inc. - Class A	United States	115,125	19,803

Total			167,610

Materials (7.3%)
CRH PLC, ADR	Ireland	325,700	11,191
Elementis PLC	United Kingdom	696,925	1,267
Franco-Nevada Corp.	Canada	39,600	3,608
Linde PLC	Ireland	89,355	17,336
Martin Marietta Materials, Inc.	United States	31,100	8,525
The Sherwin-Williams Co.	United States	19,300	10,613
Tikkurila Oyj	Finland	86,400	1,275

Total			53,815

Common Stocks (99.8%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (1.1%)
Merlin Properties Socimi SA	Spain	127,800	1,784
Vonovia SE	Germany	132,600	6,728

Total			8,512

Total Common Stocks (Cost: $590,564)			738,296

Short-Term Investments (0.0%)
Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	United States	359,953	360

Total			360

Total Short-Term Investments (Cost: $360)			360

Total Investments (99.8%) (Cost: $590,924)@			738,656

Other Assets, Less Liabilities (0.2%)			1,184

Net Assets (100.0%)			739,840

Investments Percentage by Country is based on Net Assets:
United States	19.4%
Japan	13.7%
Switzerland	11.2%
Germany	7.1%
United Kingdom	6.2%
France	5.9%
Other	36.3%

Total	99.8%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $590,924 and the net unrealized appreciation of investments based on that cost was $147,732 which is comprised of $165,386 aggregate gross unrealized appreciation and $17,654 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Information Technology	$157,365	$10,245	$—
All Others	570,686	—	—
Short-Term Investments	360	—	—

Total Assets:	$728,411	$10,245	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

4